Short-term and Long-term Debt - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Debt Disclosure [Line Items]
Weighted average interest rates on short-term debt outstanding	0.88%	0.67%
Weighted average interest rate on total outstanding long-term debt	2.10%	2.29%
Unused line of credit facilities	¥ 2,271,362
Committed Unused Line of credit	783,667
Committed line of credit for commercial paper	777,353
Notes Payable to Banks | Minimum
Debt Disclosure [Line Items]
Interest rates of loans secured by trade accounts and notes receivable, inventories, and property, plant and equipment, subject to collateralization upon request	0.64%
Notes Payable to Banks | Maximum
Debt Disclosure [Line Items]
Interest rates of loans secured by trade accounts and notes receivable, inventories, and property, plant and equipment, subject to collateralization upon request	15.24%
Asset Backed Notes Maturing Through 2013
Debt Disclosure [Line Items]
Weighted average interest rate of asset backed notes secured by finance subsidiaries-receivables	1.18%	1.94%
Medium Term Notes Maturing Through 2023 | Minimum
Debt Disclosure [Line Items]
Medium term notes, unsecured, interest rates	0.49%	0.49%
Medium Term Notes Maturing Through 2023 | Maximum
Debt Disclosure [Line Items]
Medium term notes, unsecured, interest rates	5.51%	5.29%
Commercial Paper
Debt Disclosure [Line Items]
Unused line of credit facilities	698,049
Medium-term Notes
Debt Disclosure [Line Items]
Unused line of credit facilities	¥ 1,573,313